Fair value measurement	12 Months Ended
Dec. 31, 2014
Fair value measurement
Fair value measurement

6. Fair value measurement

        As of December 31, 2013 and 2014, information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Current assets
Cash equivalents:
Time deposits	108,919,301	—	108,919,301	—
Money market fund	786,536	786,536	—	—
Restricted cash and time deposits	226,100,000	—	226,100,000	—
Short-term investments:
Available-for-sale securities	1,138,318,921	—	1,138,318,921	—
Time deposits	169,573,968	—	169,573,968	—
Non current assets
Long-term time deposits	108,135,489	—	108,135,489	—
Restricted time deposits	7,597,873	—	7,597,873	—

Total assets	1,759,432,088	786,536	1,758,645,552	—

		Fair value measurement at reporting date using
Description	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Current assets
Cash equivalents:
Time deposits	68,080,437	—	68,080,437	—
Money market fund	769,489	769,489	—	—
Restricted cash and time deposits	785,145,000	—	785,145,000	—
Short-term investments:
Available-for-sale securities	1,458,814,288	—	1,458,814,288	—
Time deposits	221,342,278	—	221,342,278	—
Non current assets
Long-term time deposits	56,203,194	—	56,203,194	—
Restricted time deposits	7,640,679	—	7,640,679	—
Equity investment in VC Fund	606,836,193	—	—	606,836,193

Total assets	3,204,831,558	769,489	2,597,225,876	606,836,193

        When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports on its balance sheet at fair value on a recurring basis.

        Money market fund. The Group values its money market fund using observable inputs that reflect quoted prices for securities with identical characteristics, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

        Available-for-sale securities. The Group's available-for-sale securities consisted of structured deposits with certain financial institutions. Available-for-sale securities are valued using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

        Time deposits. The Group values its time deposits put in certain bank account using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

        Restricted cash and restricted time deposits. Restricted cash and restricted time deposits are valued based on the pervasive interest rate in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

        Equity investment in the VC Fund. The Group's share on the changes in the fair value of the VC Fund's investments was recorded in the Group's Consolidated Statements of Income and Comprehensive Income. The valuation of the fair value of the VC Fund's investments is based on inputs that are unobservable in the markets. Therefore, the Group classifies the valuation technique as Level 3 of fair value measurement.

        The following are other financial instruments not measured at fair value in the Consolidated Balance Sheets, but for which the fair value was estimated for disclosure purposes.

        Short-term receivables and payables. Accounts receivable, due from related parties, other receivables included in prepayments and other assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, short-term bank loans, accrued expenses and other liabilities, and due to related parties are financial liabilities with carrying values that approximate fair value due to their short term nature. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. The Group estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market. For the years ended December 31, 2013 and 2014, there were no materially differences between the fair values and the carrying amounts.

        There were no changes to the fair value measurement techniques, or movement of amounts from one Level to another for the years ended December 31, 2013 and 2014.